Financial risk review - Schedule of Financial Assets that are Either Past Due or Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Gross balance	$ 8,375,172	$ 7,195,567
Current
Credit risk
Gross balance	8,358,132	7,185,460
Past Due
Credit risk
Gross balance	$ 17,040	$ 10,107